CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 JPY (¥)
Current assets:
Cash and cash equivalents	¥ 144,648	¥ 106,347	¥ 605,454
Accounts receivable-trade, net of allowances of ¥15,932 and ¥15,925, respectively	76,733	621,867	534,686
Accounts receivable-other, net of allowances of ¥457 and ¥457 respectively	536,484	606,074	789,819
Inventories	160,207	139,982	114,109
Prepaid expenses and other current assets	188,733	284,434
Total current assets	1,106,805	1,758,704	2,363,211
Property and equipment, net	407,412	451,498	424,288
Goodwill	472,209	484,564	539,490
Other intangible assets, net	781,317	920,700	403,674
Investments	81,542	81,542	53,020
Long-term accounts receivable-other, net of allowances of ¥111,093 and ¥116,547, respectively	95,560	95,797	99,299
Right-of-use asset - operating lease, net	1,958,629	2,089,402	1,955,354
Lease and guarantee deposits	808,733	848,691	895,344
Deferred tax assets, net	101,636	101,636
Other assets	13,198	16,655	13,666
Total assets	5,827,041	6,849,189	6,747,346
Current liabilities:
Accounts payable	124,436	137,697	207,581
Accrued expenses	1,036,247	1,261,909	1,383,579
Short-term borrowings	500,000	400,000
Current portion of long-term borrowings	92,716	100,415	99,168
Accrued income taxes	4,816	14,888	59,894
Current portion of contract liability	78,320	109,307	89,008
Advances received	228,112	402,742	507,405
Current portion of lease liability	741,511	763,422	769,769
Other current liabilities	494,609	370,213	525,563
Total current liabilities	3,300,767	3,560,593	3,641,967
Long-term borrowings - net of current portion	1,011,481	1,050,802	1,149,769
Deposit received	250,235	261,922	304,577
Contract liability - net of current portion	45,615	71,134	156,431
Lease liability - net of current portion	1,222,931	1,334,630	1,212,629
Asset retirement obligation	347,633	344,346	310,929
Other liabilities	12,692	9,801	30,422
Total liabilities	6,191,354	6,633,228	6,806,724
COMMITMENTS AND CONTINGENCIES (NOTE 12)
SHAREHOLDERS' (DEFICIT) EQUITY:
Treasury stock, at cost- 92,500 common shares at June 30, 2024 and December 31, 2023	(3,000)	(3,000)	(3,000)
Additional paid-in capital	121,703	113,602	1,265,456
(Accumulated deficit) Retained earnings	(501,904)	80,277	(2,545,068)
Total equity (deficit) attributable to shareholders of the Company	(363,201)	210,879	(59,378)
Noncontrolling interests	(1,112)	5,082
Total shareholders' (deficit) equity	(364,313)	215,961	(59,378)
Total liabilities and shareholders' (deficit) equity	5,827,041	6,849,189	6,747,346
Common stock
SHAREHOLDERS' (DEFICIT) EQUITY:
Common stock	19,900	19,900	1,223,134
Class A Common
SHAREHOLDERS' (DEFICIT) EQUITY:
Common stock	¥ 100	¥ 100	¥ 100